Summary of Significant Accounting Policies - Management Fees (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property Plant And Equipment [Line Items]
Total management fees	$ 68,188,000	$ 68,871,000	$ 67,310,000
Management Agreement
Property Plant And Equipment [Line Items]
Payments for ballast water treatment system and exhaust gas cleaning system installation	16,447,000	$ 134,000
From January 1, 2020 | Extended Management Agreement
Property Plant And Equipment [Line Items]
Technical and commercial management daily fee	$ 50
After January 1, 2022 | Extended Management Agreement
Property Plant And Equipment [Line Items]
Annual growth factor of management fees	3.00%
After liquidation of Navios Europe I | Management Agreement
Property Plant And Equipment [Line Items]
Technical and commercial management daily fee	$ 50
Annual growth factor of management fees	3.00%
Ultra-Handymax Vessels | Management Agreement
Property Plant And Equipment [Line Items]
Daily management fee	$ 4,230
Ultra-Handymax Vessels | From January 1, 2020 | Extended Management Agreement
Property Plant And Equipment [Line Items]
Daily management fee	4,350
Panamax Vessels | Management Agreement
Property Plant And Equipment [Line Items]
Daily management fee	4,330
Panamax Vessels | From January 1, 2020 | Extended Management Agreement
Property Plant And Equipment [Line Items]
Daily management fee	4,450
Panamax Vessels | After liquidation of Navios Europe I | Management Agreement
Property Plant And Equipment [Line Items]
Daily management fee	6,100
Capesize Vessels | Management Agreement
Property Plant And Equipment [Line Items]
Daily management fee	5,250
Capesize Vessels | From January 1, 2020 | Extended Management Agreement
Property Plant And Equipment [Line Items]
Daily management fee	5,410
Container Vessels of TEU 6,800 | Management Agreement
Property Plant And Equipment [Line Items]
Daily management fee	6,700
Container Vessels of TEU 6,800 | From January 1, 2020 | Extended Management Agreement
Property Plant And Equipment [Line Items]
Daily management fee	6,900
Container Vessels of more than TEU 8,000 | Management Agreement
Property Plant And Equipment [Line Items]
Daily management fee	7,400
Container Vessels of more than TEU 13,000 | Management Agreement
Property Plant And Equipment [Line Items]
Daily management fee	8,750
Subpanamax Vessels | After liquidation of Navios Europe I | Management Agreement
Property Plant And Equipment [Line Items]
Daily management fee	$ 6,100